SHARE CAPITAL - Disclosure of share purchase warrant transactions (Details)				1 Months Ended				12 Months Ended
	Aug. 13, 2020 $ / shares shares	Jul. 03, 2020 $ / shares shares	May 15, 2020 $ / shares	Sep. 30, 2020 $ / shares shares	Sep. 24, 2020 $ / shares shares	Sep. 22, 2020 $ / shares shares	Apr. 24, 2020 $ / shares	Nov. 30, 2022 share $ / shares	Nov. 30, 2021 share $ / shares shares	Nov. 30, 2020 share $ / shares shares
Disclosure of classes of share capital [abstract]
Warrants outstanding, beginning balance | share								9,991,241	6,306,414	0
Weighted average exercise price, beginning balance								$ 0.42	$ 0.23	$ 0
Warrants granted | share									9,814,400	7,539,748
Weighted average exercise price of warrants granted			$ 0.2				$ 0.2		$ 0.08	$ 0.9
Warrants expired | share								(561,081)
Weighted average exercise price of warrants expired								$ 0.2
Warrants exercised | shares	(483,334)	(500,000)		(50,000)	(100,000)	(100,000)			(6,129,573)	(1,233,334)
Weighted average exercise price of warrants exercised	$ 0.2	$ 0.2		$ 0.2	$ 0.2	$ 0.2			$ 0.01	$ 0.11
Warrants outstanding, ending balance | share								9,430,160	9,991,241	6,306,414
Weighted average exercise price, ending balance								$ 0.41	$ 0.42	$ 0.23